Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	92 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
Institutional Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	26.40%	11.45%		11.23%
Investor Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
Average Annual Return, Percent	25.94%	11.05%	11.53%
Retirement Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retirement Shares
Average Annual Return, Percent	26.51%	11.54%	12.23%
S&P 500 TR Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR Index
Average Annual Return, Percent	38.02%	15.27%		13.00%
Russell 1000 Growth Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Total Return Index
Average Annual Return, Percent	43.77%	19.00%		16.18%
S&P 500 TR Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR Index
Average Annual Return, Percent	38.02%	15.27%	14.08%
Russell 1000 Growth Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Total Return Index
Average Annual Return, Percent	43.77%	19.00%	18.15%
S&P 500 TR Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR Index
Average Annual Return, Percent	38.02%	15.27%	14.08%
Russell 1000 Growth Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Total Return Index
Average Annual Return, Percent	43.77%	19.00%	18.15%